MORGAN GRENFELL INVESTMENT TRUST
INSTITUTIONAL SHARES
International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED NOVEMBER 18, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 20, 1999) TO PROSPECTUS DATED MARCH 1, 1999

THE FOLLOWING REVISES ALL APPLICABLE DISCLOSURE RELATING TO THE SALE OF SHARES OF EUROPEAN SMALL CAP EQUITY FUND:

The European Small Cap Equity Fund closed effective November 1, 1999.

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the prospectus, remains the same.

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER IN THE FUNDS'
PROSPECTUS:
The investment adviser to each Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited effective October 6, 1999. All other information disclosed in the prospectus concerning the investment adviser remains the same.

THE FOLLOWING REPLACES THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE "SHAREHOLDER EXPENSES" SECTION OF EUROPEAN EQUITY GROWTH FUND'S PROSPECTUS:

ANNUAL FUND OPERATING EXPENSES* (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (% OF AVERAGE NET ASSETS)
Advisory Fees......................................................0.70%
Shareholder Service Fee............................................NONE
Other Expenses.....................................................0.70%
Total Annual Fund Operating Expenses...............................1.40%
------------------------------------------------------------------------

* WE PLACE A LIMITATION ON THE FUND'S OPERATING EXPENSES AND REIMBURSE THE FUND FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION. THIS VOLUNTARY REIMBURSEMENT POLICY MAY BE TERMINATED AT ANY TIME.

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
Advisory Fees......................................................0.70%
Shareholder Service Fee............................................NONE
Other Expenses.....................................................0.70%
Reimbursements....................................................-0.15%
Total Annual Fund Operating Expenses ..............................1.25%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
o You invest $10,000 in the fund for the time periods indicated;
o The example also assumes that your investment has a 5% return each year; and
o The fund's gross operating expenses remain the same.

                                          1            3          5          10
                                       Year        Years      Years       Years
------------------------------- ------------ ------------ ---------- -----------
With or without redemption             $142         $443       $935      $1,679
------------------------------- ------------ ------------ ---------- -----------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



MG-F-03-1199-03

MORGAN GRENFELL INVESTMENT TRUST
SERVICE SHARES
International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED NOVEMBER 18, 1999 (REPLACING SUPPLEMENT DATED OCTOBER 20 ,
1999) TO PROSPECTUS DATED MARCH 1, 1999

THE FOLLOWING REVISES ALL APPLICABLE DISCLOSURE RELATING TO THE SALE OF SHARES OF EUROPEAN SMALL CAP EQUITY FUND:

The European Small Cap Equity Fund closed effective November 1, 1999.

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the prospectus, remains the same.

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER IN THE FUNDS'
PROSPECTUS:

The investment adviser to each Fund, Morgan Grenfell Investment Services Limited, changed its name to Deutsche Asset Management Investment Services Limited effective October 6, 1999. All other information disclosed in the prospectus concerning the investment adviser remains the same.

THE FOLLOWING REPLACES THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE "SHAREHOLDER EXPENSES" SECTION OF INTERNATIONAL SELECT EQUITY FUND'S PROSPECTUS:

ANNUAL FUND OPERATING EXPENSES* (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (% OF AVERAGE NET ASSETS)
Advisory Fees.....................................................0.70%
Shareholder Service Fee...........................................0.25%
Other Expenses....................................................0.70%
Total Annual Fund Operating Expenses..............................1.65%
-----------------------------------------------------------------------

* WE PLACE A LIMITATION ON THE FUND'S OPERATING EXPENSES AND REIMBURSE THE FUND FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION. THIS VOLUNTARY REIMBURSEMENT POLICY MAY BE TERMINATED AT ANY TIME.

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
Advisory Fees.......................................................0.70%
Shareholder Service Fee.............................................0.25%
Other Expenses .....................................................0.70%
Reimbursements.....................................................-0.15%
Total Annual Fund Operating Expenses................................1.50%

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
o You invest $10,000 in the fund for the time periods indicated;
o The example also assumes that your investment has a 5% return each year; and
o The fund's gross operating expenses remain the same.

                                                        1                3
                                                     Year            Years
----------------------------------------- ---------------- ----------------
With or without redemption                           $168             $520
----------------------------------------- ---------------- ----------------

THE FOLLOWING REPLACES THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE "SHAREHOLDER EXPENSES" SECTION OF EUROPEAN EQUITY GROWTH FUND'S PROSPECTUS:

ANNUAL FUND OPERATING EXPENSES* (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (% OF AVERAGE NET ASSETS)
Advisory Fees.......................................................0.70%
Shareholder Service Fee.............................................0.25%
Other Expenses......................................................0.70%
Total Annual Fund Operating Expenses................................1.65%
-------------------------------------------------------------------------

* WE PLACE A LIMITATION ON THE FUND'S OPERATING EXPENSES AND REIMBURSE THE FUND FOR ANY EXPENSES INCURRED IN ADDITION TO THE LIMITATION. THIS VOLUNTARY REIMBURSEMENT POLICY MAY BE TERMINATED AT ANY TIME.

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
Advisory Fees.......................................................0.70%
Shareholder Service Fee.............................................0.25%
Other Expenses......................................................0.70%
Reimbursements.....................................................-0.15%
Total Annual Fund Operating Expenses................................1.50%


EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The example assumes:
o You invest $10,000 in the fund for the time periods indicated;
o The example also assumes that your investment has a 5% return each year; and

o The fund's gross operating expenses remain the same.

                                                           1                3
                                                        Year            Years
-------------------------------------------- ---------------- ----------------
With or without redemption                              $168             $520
-------------------------------------------- ---------------- ----------------







               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-07-1199-03

MORGAN GRENFELL INVESTMENT TRUST
International Select Equity Fund, Global Equity Fund, European Equity Growth Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund and Emerging Local Currency Debt Fund

SUPPLEMENT DATED NOVEMBER 18, 1999 (REPLACING SUPPLEMENT DATED NOVEMBER 4, 1999) TO STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 1999

THE FOLLOWING REVISES ALL APPLICABLE DISCLOSURE RELATING TO THE SALE OF SHARES OF EUROPEAN SMALL CAP EQUITY FUND:

The European Small Cap Equity Fund closed effective November 1, 1999.

EFFECTIVE NOVEMBER 1, 1999, THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE DISTRIBUTOR IN THE FUNDS' SAI:

THE DISTRIBUTOR
The Trust's distributor is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

EFFECTIVE NOVEMBER 23, 1999, THE FOLLOWING REPLACES DISCLOSURE RELATING TO THE TRANSFER AGENT IN THE FUNDS' SAI:

THE TRANSFER AGENT
Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 ("ICCC"), has been retained to act as transfer and dividend disbursing agent.

THE FOLLOWING REVISES MORGAN GRENFELL INVESTMENT TRUST'S ADDRESS FOR ALL CORRESPONDENCE, INCLUDING APPLICATIONS:

Morgan Grenfell Investment Trust
P.O. Box 219165
Kansas City, MO  64121

The address for overnight mail, as stated in the SAI, remains the same.

THE FOLLOWING PARAGRAPH IS HEREBY DELETED FROM THE "TRUSTEES AND OFFICERS" SECTION OF THE FUNDS' SAI:

                                                                          Principal Occupation During
Name and Address                  Positions with Trust                    Past Five Years
--------------------------------- --------------------------------------- ---------------------------------------
James E. Minnick (1)(3)*          President, Chief Executive              President, Secretary and
885 Third Avenue                  Officer, and Trustee                    Treasurer, Morgan Grenfell
New York, NY 10022                                                        Inc. ("MG Inc.")(since 1990).
(age 50)

Patrick W.W. Disney (1)(3)*      Senior Vice President and Trustee       Director, Morgan Grenfell Investment
20 Finsbury Circus                                                       Services Limited ("MGIS") (since
London  EC2M 1NB                                                         1988).
ENGLAND
(age 42)




THE FOLLOWING PARAGRAPH IS HEREBY ADDED TO THE "TRUSTEES AND OFFICERS" SECTION
OF THE FUNDS' SAI:
                                                                         Principal Occupation During
Name and Address                 Positions with Trust                    Past Five Years
-------------------------------- --------------------------------------- ---------------------------------------
Amy M. Olmert                    Treasurer, Chief Financial              Vice President, Deutsche Asset
One South Street                 Officer                                 Management Americas (since 1999);
Baltimore, MD  21202                                                     Vice President, BT Alex. Brown Inc.
(age 36)                                                                 (1997-1999); Senior Manager,
                                                                         PricewaterhouseCoopers LLP,
                                                                         (1988-1997)

Daniel O. Hirsch                 Secretary                               Principal, Deutsche Asset Management
One South Street                                                         Americas (1999); Director, Deutsche
Baltimore, MD  21202                                                     Banc Alex. Brown Incorporated and
(age 45)                                                                 Investment Company Capital Corp.
                                                                         (since 1998); Assistant General
                                                                         Counsel, Office of the General
                                                                         Counsel, United States Securities and
                                                                         Exchange Commission (1993-1998).

THE FOLLOWING REVISES THE DESCRIPTION OF THE INVESTMENT ADVISER AND
ADMINISTRATOR IN THE FUNDS' SAI:

The investment adviser to each Fund, Morgan Grenfell Investment Services
Limited, changed its name to Deutsche Asset Management Investment Services
Limited ("DAMISL") effective October 6, 1999. Also effective October 6, 1999, the administrator to each Fund, Morgan Grenfell Inc., changed its name to Deutsche Asset Management Inc. ("DAMI"). All other information disclosed in the
SAI concerning the investment adviser and administrator remains the same.

THE FOLLOWING INFORMATION IS HEREBY DELETED FROM "APPENDIX C - PORTFOLIO MANAGER
INFORMATION" IN THE SAI:
FUNDS                                                                        PORTFOLIO MANAGERS
---------------------------------------------------------------------------- --------------------------------------------
Morgan Grenfell International Select Equity Fund                             Patrick Disney

                                                                             Andrew Orchard
                                                                             William Thomas
Morgan Grenfell Global Equity Fund                                           Patrick Disney
                                                                             Andrew Orchard
                                                                             David Heape
Morgan Grenfell New Asia Fund                                                Andrew Orchard
Morgan Grenfell International Small Cap Equity Fund                          Helene Jelman
Morgan Grenfell European Small Cap Equity Fund                               Helene Jelman
Morgan Grenfell Emerging Markets Equity Fund                                 Alan Nesbit
Morgan Grenfell Core Global Fixed Income Fund                                Ian Kelson
Morgan Grenfell Global Fixed Income Fund                                     Ian Kelson
Morgan Grenfell International Fixed Income Fund                              Ian Kelson
Morgan Grenfell Emerging Markets Debt Fund                                   Ian Kelson
                                                                             Simon Treacher
Morgan Grenfell Emerging Local Currency Debt Fund                            Ian Kelson
                                                                             Simon Treacher
PORTFOLIO MANAGER                         EXPERTISE                          PROFESSIONAL EXPERIENCE
----------------------------------------- ---------------------------------- -----------------------------------------------------
Patrick Disney                            EAFE Markets                       Managing Director, MGIS (since 1988);
                                                                             Director, MGIS (1987-1988); EAFE Team
                                                                             (since 1981).

David Heape                               US Equities                        Director, MGIFM (since 1994); Fund
                                                                             Manager, US Equities, MGIS & MGIFM (since
                                                                             1989); Analyst, UK Equities, Morgan
                                                                             Grenfell & Co., London (1986-1989).

Helene Jelman                             European Equities                  Fund Manager, MGIS (since 1996);
                                                                             Cazenove (1995-1996); Price Waterhouse
                                                                             (1991-1995)

Ian Kelson                                Fixed Income Markets               Director, MGIS (since 1988); Chief
                                                                             Investment Officer, MGIS Fixed Income
                                                                             (since 1989); Portfolio Manager, Bank of
                                                                             America (multi-currency accounts)
                                                                             (1981-1985).

Alan Nesbit                               Emerging Markets                   Director, MGAM (since 1998) and Morgan
                                                                             Grenfell Trust Managers (since 1991);
                                                                             Fund Manager, MGIS (since 1997);
                                                                             Portfolio Manager, Latin American
                                                                             Equities, MGIS (since 1991).

Andrew Orchard                            Asian Equities                     Fund Manager, MGIS (since 1997);

                                                                             MGIFM (since 1994); Fare East Analyst,
                                                                             Bank of England (1992-1994).

William Thomas                            Japanese Markets                   Director, MGIS (since 1988); Portfolio
                                                                             Manager, MGIS (technology investments)
                                                                             (1984-1988); Director, Extel (UK
                                                                             computing services company) (1971-
                                                                             1979).

Simon Treacher                            Emerging Markets Debt              Director, MGIS (since 1998); Portfolio
                                                                             Manager, MGIS (since 1994); Portfolio
                                                                             Manager, Prudential Portfolio Managers
                                                                             (1992-1993); Portfolio Manager,
                                                                             Worldinvest Ltd. (1978-1992); Portfolio
                                                                             Manager, Bankers Trust Co. (1984-1987);
                                                                             National Westminster Bank (1980-1984).

THE FOLLOWING INFORMATION IS HEREBY ADDED TO "APPENDIX C - PORTFOLIO MANAGER
INFORMATION" IN THE SAI:
FUNDS                                                                        PORTFOLIO MANAGERS
---------------------------------------------------------------------------- --------------------------------------------
Morgan Grenfell New Asia Fund                                                Graham Muirhead
Morgan Grenfell Core Global Fixed Fund                                       Ian Clarke
Morgan Grenfell Global Fixed Fund                                            Ian Clarke
Morgan Grenfell International Fixed Fund                                     Ian Clarke
Morgan Grenfell Emerging Markets Debt Fund                                   Brett Diment
Morgan Grenfell Emerging Local Currency Debt Fund                            Brett Diment
PORTFOLIO MANAGER                         EXPERTISE                          PROFESSIONAL EXPERIENCE
----------------------------------------- ---------------------------------- -----------------------------------------------------
Ian Clarke                                Global Fixed Income                Director and Fund Manager, Deutsche
                                                                             Asset Management Inc. (since 1999); Fund
                                                                             Manager and Executive Director, Morgan
                                                                             Stanley Dean Witter (1989-1999); Fund
                                                                             Manager, The United Bank of Kuwait plc
                                                                             (1987-1992).

Brett Diment                              Emerging Markets Debt              Director, Fund Manager and Deputy Chief
                                                                             Investment Officer, DAMI (since 1991).

Graham Muirhead                           Japanese Markets                   Fund Manager, DAMISL (since 1999) and
                                                                             Chief Investment Officer, Morgan Grenfell
                                                                             Limited Managers (since 1998); Director,
                                                                             HSBC Asset Management (1997-1998);

                                             Director and Fund Manager, Wardley
                                             Investment Services (1988-1993).




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MG-F-04-1199-04